A T B C | Fidelity Worldwide Fund
Supplement to the
Fidelity Advisor® Worldwide Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor Worldwide Fund from 0.45% to 0.424%.

The following information replaces similar information for the fund found in the "Fund Summary" section beginning on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.37%	0.38%	0.36%	0.32%
Total annual operating expenses	1.42%	1.68%	2.16%	2.12%
	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 711	$ 711	$ 515	$ 515	$ 719	$ 219	$ 315	$ 215
3 years	$ 998	$ 998	$ 861	$ 861	$ 976	$ 676	$ 664	$ 664
5 years	$ 1,307	$ 1,307	$ 1,231	$ 1,231	$ 1,359	$ 1,159	$ 1,139	$ 1,139
10 years	$ 2,179	$ 2,179	$ 2,267	$ 2,267	$ 2,217	$ 2,217	$ 2,452	$ 2,452